Share-Based Compensation - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Payment Arrangement [Abstract]
Risk-free interest rate	2.80%	2.00%	1.60%
Average expected term (years)	5 years 9 months 18 days	5 years 10 months 24 days	5 years 7 months 6 days
Expected volatility	55.00%	55.00%	55.00%
Dividend yield	0.00%	0.00%	0.00%